Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ in Millions				12 Months Ended
		Jul. 10, 2025	Jun. 24, 2025 [1]	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period				$ 8,973
Shares issued under HSBC employee share plans				621		$ 529	$ 482
Issued capital at end of period				8,588		8,973
Share premium account				111		14,810
Share premium reclassification to retained earnings	[1]			0
Capital redemption reserves reclassification to retained earnings	[1]			0
HSBC Holdings
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period				8,973
Issued capital at end of period				8,588		8,973
Share premium account				111		14,810
Share premium reclassification to retained earnings	[2]			0
Capital redemption reserves reclassification to retained earnings	[2]			0
Increase (decrease) through appropriation of retained earnings, equity		$ 16,600
Called up share capital and share premium
Reconciliation of Issued Capital [Roll Forward]
Share premium account				8,699		23,783
Share premium reclassification to retained earnings	[1]			(14,810)
Retained earnings
Reconciliation of Issued Capital [Roll Forward]
Shares issued under HSBC employee share plans				621		$ 529	$ 482
Share premium reclassification to retained earnings	[1]			14,810
Capital redemption reserves reclassification to retained earnings	[1]			1,755
Retained earnings | HSBC Holdings
Reconciliation of Issued Capital [Roll Forward]
Share premium reclassification to retained earnings			$ 14,800	14,810	[2],[3],[4]
Capital redemption reserves reclassification to retained earnings			$ 1,800	$ 1,755	[2],[3],[4]
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)				17,946,950,582		19,262,728,193
Shares issued under HSBC employee share plans (in shares)				9,937,366		10,283,430
Less: Shares repurchased and cancelled (in shares)				781,648,086		1,326,061,041
Number of shares outstanding ending balance (in shares)				17,175,239,862		17,946,950,582	19,262,728,193
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period				$ 8,973		$ 9,631
Shares issued under HSBC employee share plans				5		5
Less: shares repurchased and cancelled				390		663
Issued capital at end of period				$ 8,588		$ 8,973	$ 9,631

[1]	On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings' share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings' Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

[2]	On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings’ share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings’ Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

[3]	At 31 December 2025, retained earnings included 35,354,337 own shares held. These include own shares held by HSBC Holdings for the benefit of beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans.

[4]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.